Summary of Significant Accounting Policies - Summary of Revenue by Customer Incorporation Location (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 121,814	$ 17,497	¥ 66,487	¥ 31,695
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
PRC [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 109,760	$ 15,766	¥ 66,465	¥ 23,762
Percentage of revenues	90.00%	90.00%	100.00%	75.00%
Europe [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 5,035	$ 723
Percentage of revenues	4.00%	4.00%
North America [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 3,445	$ 495		¥ 6,656
Percentage of revenues	3.00%	3.00%		21.00%
West Asia [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 2,777	$ 399
Percentage of revenues	2.00%	2.00%
Other [Member]
Revenue From External Customers By Geographic Areas [Line Items]
Revenues	¥ 797	$ 114	¥ 22	¥ 1,277
Percentage of revenues	1.00%	1.00%		4.00%